Employee Benefits (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
AHBP
Employee Benefits
Maximum company exposure	$ 225,000	$ 225,000
Accrued estimated run out exposure	$ 218,000	$ 218,000	$ 218,000
401(k) Plan
Employee Benefits
Percentage of employee contribution	3.00%	3.00%
Matching contribution	$ 0.50	$ 0.50
Matching contribution (in percent)	4.00%	4.00%